Fair value measurements and financial risk management	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurements and financial risk management
Note 27 — Fair value measurements and financial risk management
Non-recurring fair value measurements
The Company’s assets measured at fair value on a nonrecurring basis include its long-lived assets and goodwill. The Company reviews the carrying amounts of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable or, at minimum, annually for goodwill. Any resulting asset impairment would require that the asset be written down to fair value. Fair value measurements of these assets are derived using inputs classified within Level 3 of the fair value hierarchy. See Note 10 — Property, plant and equipment, net, Note 11 — Leases and Note 13 — Intangible assets, net and Goodwill for further details.
Recurring fair value measurements
The Company’s financial instruments measured at fair value on a recurring basis include certain equity investments and contingent consideration liabilities. The lowest level of inputs that are significant to the fair value measurements of these financial instruments are not based on observable market data; and therefore, these financial instruments are classified within Level 3 of the fair value hierarchy.
As of December 31, 2025 and 2024, the Company’s financial instruments measured at fair value on a recurring basis were classified in the fair value hierarchy as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$—	$—
Contingent consideration liabilities	—	—	3,358	3,358
	$—	$—	$3,358	$3,358

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$1,713	$1,713
Contingent consideration liabilities	—	—	6,147	6,147
	$—	$—	$7,860	$7,860
Level 3
As of December 31, 2025 and 2024, the following valuation methodologies and significant unobservable inputs were used to derive the fair value measurements of the Company’s financial instruments measured at fair value on a recurring basis:

			As of
Financial instrument	Valuation methodology	Level 3 input	December 31, 2025	December 31, 2024
Contingent consideration - EMMAC	Monte Carlo simulation	Timing of achievement	2 years	2 years
		Probability of achievement	99.0%	99.0%
Investments	Adjusted estimated net asset fair value	Capitalization rate	N/A	8.9%
There were no transfers between fair value levels during the years ended December 31, 2025 and 2024.
Financial Risk Management
The Company is exposed to financial risks, including credit risk, liquidity risk and market risk. The following discussion summarizes the Company’s approach to managing these risks:
Credit risk
Credit risk is the risk the Company incurs a loss on a financial instrument as a result of a customer or third party failing to meet contractual obligations. Credit risk arises principally from the Company’s financing receivables, including its accounts receivable and notes receivable. The Company’s maximum credit exposure as of December 31, 2025 and 2024 equates to the aggregate carrying amount of its cash and cash equivalents, restricted cash and cash equivalents, accounts receivable and notes receivable.
The majority of the Company’s revenues are derived from its retail dispensaries, where customers are required to transfer payment immediately upon purchase. For the years ended December 31, 2025 and 2024, the Company’s Retail revenues represented 73% and 77%, respectively, of the Company’s Total revenues, net.
In the normal course of business, the Company provides financing to its non-retail customers as trade accounts receivables. The Company may also extend financing, as notes receivable, in connection with an acquisition or divestiture. While the Company has not adopted standardized credit policies, the Company has established processes to mitigate credit risk on such financing receivables, which include assessing creditworthiness on an individual basis.
Given the increasing financial pressure across the cannabis industry, the Company has heightened its monitoring of credit exposure to other cannabis operators and continues to prioritize timely collections of outstanding trade accounts receivables.
The following table presents the aging of the Company’s trade accounts receivables as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
0 to 90 days	$66,649	$56,042
91 to 180 days	3,572	4,437
181 days +	3,643	3,511
Trade accounts receivable	$73,864	$63,990
Liquidity risk
Liquidity risk is the risk that the Company will not have sufficient liquidity to settle its financial obligations and liabilities when due. The Company mitigates its liquidity risk through management of its capital structure.
The Company has material debt obligations requiring scheduled principal and interest payments, which are subject to various financial covenants. Non-compliance with these financial covenants or failure to make timely debt service payments could result in the outstanding principal and accrued interest on the Company’s debt obligations becoming due immediately or on demand, which would have a material adverse impact on the Company’s financial position and cash flows. See Note 16 — Notes payable for further details.
Future payment obligations associated with the Company’s long-term acquisition-related financial instruments and lease obligations are further discussed in Note 4 — Acquisitions and Note 11 — Leases, respectively.
Currency risk
The financial position, results of operations and cash flows of the Company are presented in USD, which requires the Company to translate the financial accounts for its international subsidiaries into USD, using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Transactions which are denominated in currencies other than the USD are subject to both transaction risk and translation risk.
As of December 31, 2025 and 2024, the Company had no hedging agreements in place with respect to foreign exchange rates.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash and cash equivalents (including those that are restricted) bear interest at market rates. The Company’s notes receivable and notes payable have fixed rates of interest and are carried at amortized cost. The Company does not account for any fixed-rate financial assets or fixed-rate financial liabilities at fair value. Accordingly, the Company has limited exposure to interest rate sensitivity risk with respect to these financial instruments.
Geography risk
The geographic concentration of the Company’s domestic and international operations poses potential risks if the domestic and/or international cannabis industry experience significant adverse events and/or if macroeconomic conditions deteriorate significantly.
Factors that may adversely affect domestic and international cannabis markets and macroeconomic environments include, among others, the following:
•weakened consumer demand as a result of economic headwinds, such as industry slowdowns and changing demographics;
•inability or unwillingness of customers to pay current and/or increased prices;
•rising operating expenses, such as taxes, utilities and routine maintenance;
•local conditions, such as oversupply of or reduced demand for cannabis products;
•regulatory restrictions or local laws, which could result in market saturation, price compression and/or increased operating costs;
•concentration of and competition from other cannabis cultivators, manufacturers and distributors; and
•specific regional acts of nature, such as earthquakes, fires and floods.
Disaggregated financial information for the Company's two reportable segments, Domestic and International is presented in Note 25 — Segment reporting.
Industry risk
Cannabis-related activities are illegal under U.S. Federal law, and enforcement of such federal laws could have significant adverse risks to the Company. The Company’s shareholders should carefully evaluate the risk factors discussed herein and in the Annual Information Form within the section entitled “Risk Factors”.
Capital management
The Company’s primary objective when managing capital is to continually provide returns to its shareholders and benefits to its other stakeholders. The capital structure of the Company consists of shareholders’ equity and notes payable, net of cash, cash equivalents and restricted cash and cash equivalents. In order to safeguard the Company’s ability to continue as a going concern, management manages and adjusts the Company’s capital structure, in response to changes in the economic conditions of the jurisdictions in which the Company operates and on the risk characteristics of the Company’s underlying assets. The Company expects its cash on hand together with anticipated cash flows from its operating and financing activities will be sufficient to meet its capital requirements and operational needs over the next 12 months.